Share-based payments	6 Months Ended
Jun. 30, 2024
Text Block [Abstract]
Share-based payments
8. Share-based payments
Immatics N.V. has three share-based payment plans. In June 2020, Immatics N.V. established an initial equity incentive plan (“2020 Equity Plan”). This plan was complemented by the Company’s 2022 stock option and incentive plan (“2022 Equity Plan”) which was approved by the Immatics shareholders at the Annual General Meeting on June 13, 2022. At the Annual General Meeting on June 20, 2024, Immatics shareholders approved the Company’s 2024 stock option and incentive plan (“2024 Equity Plan”). The 2024 Equity Plan allows the company to grant additional options.
Immatics GmbH previously issued share-based awards to employees under two different plans. Under the GmbH Stock Appreciation Program 2010 (the “2010 Plan”), the Company issued stock appreciation rights (“SARs”), which the Group accounted for as cash-settled awards. Under the Immatics GmbH 2016 Equity Incentive Plan (“2016 Plan”), the Company issued tandem awards, which contained the possibility to function as either a SAR or a stock option. The Group accounted for awards issued under the 2016 Plan, which were redeemable in either cash or equity shares at the Group’s discretion, as equity-settled.
As part of the ARYA Merger, all outstanding awards under the 2010 Plan and 2016 Plan were replaced by a combination of cash payments and share-based awards under the 2020 Equity Plan in Immatics N.V. Under the 2020 Equity Plan, management and employees have been granted different types of options, all of which are equity-settled transactions. As part of the replacement, active employees and management members received stock options (“Matching Stock Options”) to acquire shares in Immatics N.V. The Matching Stock Options have an exercise price of $10.00 and vested in full on July 31, 2021. The awards have a
10-year
contract life.
Share-based Awards
The share-based awards, that were received by employees as part of the conversion, consisted of
Re-investment
Shares, Matching Stock Options and Converted Stock Options as described below.
In accordance with the employee
re-investment
elections, employees received 733,598 shares in Immatics N.V.
(“Re-investment
Shares”), which had a fair value of €8.5 million based on the ARYA share price of $15.15, as of the merger on July 1, 2020. The
Re-investment
Shares issued represented a modification of awards previously granted under the 2010 Plan and the 2016 Plan. For each ordinary
Re-investment
Share received, active employees and management members also received two stock options (“Matching Stock Options”) to acquire shares in Immatics N.V. The Matching Stock Options have an exercise price of $10.00 and vested in full on July 31, 2021. The award recipient must remain employed by Immatics or one of its affiliates through the vesting date, to receive the option. The awards have a
10-year
contract life.
Matching Stock Options outstanding as of June 30, 2024:

	2024
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1	10.00	1,342,648
Matching Stock Options forfeited	—	—
Matching Stock Options exercised	10.00	21,748
Matching Stock Options expired	—	—
Matching Stock Options outstanding on June 30	10.00	1,320,900
Matching Stock Options exercisable on June 30	10.00	1,320,900
Weighted average remaining contract life (years)	6.00
For any outstanding 2016 Plan and 2010 Plan awards scheduled to vest on or after January 1, 2021, employees received replacement stock options (“Converted Options”) to acquire shares in Immatics N.V. The Converted Options have comparable terms as the previous awards, with revised exercise prices reflecting the reorganized capital structure of Immatics. The options granted under the 2020 Equity Plan that gives employees the right to acquire shares in Immatics N.V. are accounted for as a modification under IFRS 2, with the incremental fair value expensed over the remaining vesting period.
The incremental fair value is the difference between the fair value of the options to purchase ordinary shares under the 2020 Equity Plan to acquire shares in Immatics N.V. and the fair value of the exchanged unvested SAR (both measured at the date on which the replacement award is issued).
Converted Options outstanding as of June 30, 2024:

	2024
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1	2.81	503,310
Converted Options forfeited	—	—
Converted Options exercised	1.22	23,207
Converted Options expired	—	—
Converted Options outstanding on June 30	2.89	480,103
Converted Options exercisable on June 30	2.89	480,103
Weighted average remaining contract life (years)	3.51
Additional grants under the 2020 and 2022 Equity Plan
Service Options
Under the 2020 Equity Plan and the 2022 Equity Plan, Immatics also issues employee stock options with a service requirement (“Service Options”) to acquire shares of Immatics N.V. The service-based options for employees including management will vest on a four-year time-based vesting schedule.
Under
the 2022 Equity Plan, annual service options for members of the Board of Directors will vest entirely after one year. Service Options are granted on a recurring basis. The Company granted Service Options, which were accounted for using the respective grant date fair value.
Immatics applied a Black-Scholes pricing model to estimate the fair value of the Service Options, with a weighted average fair value of $9.34 for Service Option granted during the six months ended June 30, 2024 and used the following weighted average assumptions:

	As of February 7, 2024	As of March 6, 2024	As of June 25, 2024
Exercise price in USD	$11.15	$12.31	$12.00
Underlying share price in USD	$11.15	$12.31	$12.00
Volatility	90.65%	90.65%	93.86%
Time period (years)	6.11	6.11	5.50
Risk free rate	4.04%	4.08%	4.20%
Dividend yield	0.00%	0.00%	0.00%
Service Options outstanding as of June 30, 2024:

	2024
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1	9.87	7,757,974
Service Options granted in 2024	12.19	1,275,900
Service Options forfeited	11.33	187,179
Service Options exercised	9.88	87,655
Service Options expired	9.88	54,407
Service Options outstanding on June 30	10.18	8,704,633
Service Options exercisable on June 30	10.11	3,833,364
Weighted average remaining contract life (years)	8.17
Performance-Based Options (“PSUs”)
In addition, after the closing of the ARYA Merger, certain executive officers and key personnel of the
Group
received under the 2020 Equity Plan performance-based options (“PSUs”), vesting based on both the achievement of market capitalization milestones and satisfaction of a four-year time-based vesting schedule. The PSUs are split into three equal tranches. The performance criteria for each of the three respective tranches requires Immatics to achieve a market capitalization of at least $1.5 billion, $2 billion and $3 billion, respectively.
The Company granted PSUs on February 7, 2024, which were accounted for by considering a weighted average fair value of $6.37. A Monte-Carlo simulation model has been used to measure the fair value at grant date of the PSUs. This model incorporates the impact of the performance criteria regarding market capitalization in the calculation of the award’s fair value at grant date. In addition to the probability of achieving the market capitalization performance criteria, the inputs used in the measurements of the fair value at grant date of the PSUs were as follows:

As of February 7, 2024
Exercise price in USD	$11.15
Underlying share price in USD	$11.15
Volatility	77.62%
Time period (years)	3.23
Risk-free rate	4.12%
Dividend yield	0.00%
PSUs outstanding as of June 30, 2024:

	2024
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1	10.08	3,642,000
PSUs granted in 2024	11.15	50,000
PSUs forfeited	10.00	12,000
PSUs outstanding on June 30	10.09	3,680,000
PSUs exercisable on June 30	—	—
Weighted average remaining contract life (years)	6.10
The Group recognized total employee-related share-based compensation expenses from all plans, during the three and six months ended June 30, 2024 and 2023 as set out below:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	(Euros in thousands)		(Euros in thousands)
Research and development expenses	(2,595)	(3,282)	(4,863)	(6,815)
General and administrative expenses	(1,713)	(2,231)	(3,742)	(4,800)

Total	(4,308)	(5,513)	(8,605)	(11,615)